Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		12 Months Ended
	May 06, 2024	Dec. 31, 2025	Sep. 18, 2025	Dec. 31, 2024
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	28,750,000
Net proceeds from sale of units	$ 287,500,000
Sale of stock, price per share	$ 10
Debt Conversion Converted Instrument Per Share		$ 10
Proceeds from issuance initial public offering	$ 287,500,000
Transaction costs of stock	14,560,986	$ 14,560,986
Upfront discount on underwriters	5,750,000	5,750,000
Deferred underwriting fees	10,062,500	10,062,500
Other offering cost	557,236	557,236
Reimbursement of underwriters fee	1,808,750	1,808,750
Net amounts of withdrawn from working capital requirements		1,000,000
Amount to pay dissolution expenses and net of taxes payable	$ 100,000
Cash		2,469	$ 100,000,000	$ 2,412,564
Working capital deficit		11,266
Remaining available permitted withdrawal for working capital deficit		0
Debt Conversion, Converted Instrument, Amount		1,500,000
Proceeds from Sale of Trust Assets to Pay Expenses		1,000,000
Remaining Available Of Withdrawal For Working Capital Deficit		1,000,000
Maximum Threshold Limit Of Withdrawal For Working Capital Deficit		1,000,000
Cash [Member]
Business Description And Basis Of Presentation [Line Items]
Cash		$ 2,469
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	28,750,000
Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	3,750,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	725,000
Sale of stock, price per share	$ 10
Proceeds from issuance of private placement	$ 7,250,000
Common Class A [Member] | IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	3,750,000
Sale of stock, price per share	$ 10